STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 9 – STOCK OPTIONS

In March 2013, we amended the terms of our 2009 Executive Compensation Plan (“2009 Plan”) to allow for the issuance of up to 6,000,000 shares of common stock. The terms of our 2007 Equity Compensation Plan (“2007 Plan”) allows for the issuance of up to 6,000,000 shares of common stock. Collectively, the 2009 Plan and 2007 Plan are referred to as “the Plans.”

Total stock-based compensation expense recognized for stock options and warrants issued using the straight-line method in the statement of operations for the three months ended June 30, 2013 and 2012 was $71,000 and $117,000, respectively. Total stock-based compensation expense recognized for stock options and warrants issued using the straight-line method in the statement of operations for the six months ended June 30, 2013 and 2012 was $1,148,000 and $907,000, respectively. The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,427,013	$2.06
Forfeited	(140,000)	$2.80
Outstanding at June 30, 2013	5,961,641	$1.83	4.5	$727
Exercisable at June 30, 2013	5,814,134	$1.83	4.5	$727

As of June 30, 2013, there was $0.1 million of total unrecognized compensation cost related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of approximately one year. As of June 30, 2013, there was no unrecognized compensation expense related to performance-based, non-vested employee stock options.

Effective June 30, 2013, upon the resignation of the Company’s Vice President of Finance, the Company extended the exercise period for her vested awards from ninety days to the contractual life of the options.  As a result of the modification, the Company recognized incremental compensation cost of approximately $72,000 in the second quarter of 2013.

During the six months ended June 30, 2013, the Company issued options to purchase 1,221,972 and 76,000 shares of common stock to employees and non-employee directors, respectively, under the Plans. Additionally, the Company issued options to purchase 129,041 shares of common stock to consultants. During the six month period ended June 30, 2013, no options were exercised. During the six months ended June 30, 2012, 70,000 options were exercised into an equivalent number of common shares for which we received $35,000 in proceeds.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the six months ended June 30, 2013 and 2012:

	June 30,
	2013	2012
Volatility	58.9%	75.2%
Expected term (years)	3.9	2.5
Risk-free interest rate	0.7%	0.2%
Dividend yield	0%	0%

NOTE 10 - STOCK OPTIONS

Deferred Compensation Plan

In July of 2011, we adopted Executive Deferred Compensation Plan (the Deferred Plan). The Deferred Plan is intended to comply with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the Code). The Deferred Plan is intended to be an unfunded “top hat” plan which is maintained primarily to provide deferred compensation benefits for a select group of our “management or highly compensated employees” within the meaning of Sections 201, 301, and 401 of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and to therefore be exempt from the provisions of Parts 2, 3, and 4 of Title I of ERISA. The Deferred Plan is intended to help build a supplemental source of savings and retirement income through pre-tax deferrals of eligible compensation, which may include cash, option and stock bonus awards, discretionary cash, option and stock awards and/or any other payments which may be designated by the Deferred Plan administrator, as eligible, for deferral under the Deferred Plan from time to time. As administered, the Deferred Plan is used to defer compensation of stock awards granted under our other equity compensation plans and does not by its terms approve any grants or awards.

GenSpera’s Compensation Plans

The Company’s 2007 Equity Compensation Plan (2007 Plan) and 2009 Executive Compensation Plan (2009 Plan) (together, the Plans) provide for the awarding of stock grants, nonqualified and incentive stock options, restricted stock units, performance units or other stock-based awards to officers, directors, employees and consultants of the Company. The purpose of the Plans is to advance the interests of GenSpera and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability. Our Plans are administered by a committee of non-employee directors (the Committee). The Committee determines: who shall be granted awards; the vesting periods; the exercise price; and any other terms deemed appropriate for any award.

As of December 31, 2012, our 2009 Plan authorized up to 1,775,000 shares of common stock to be reserved for issuance upon exercise of stock options or other stock-based awards, and the Company has awarded 1,775,000 stock options, and all such stock options are fully vested. On March 25, 2013, we amended the terms of the 2009 Plan to allow for the issuance of up to 6,000,000 shares of our common stock.

Our 2007 Plan authorizes up to 1,500,000 shares of common stock to be reserved per year for the issuance of the foregoing awards. Under the 2007 Plan, vesting schedules for stock options vary, but generally vest for a period of not more than five years and at a rate of not less than 20% per year. The maximum term of an option granted under the 2007 Plan is ten years. As of December 31, 2012, 2,873,209 shares of common stock were available for future grants under the Plan.

Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of losses for the year ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Stock-based compensation expense for employees and non-employee directors	$329	$624
Equity awards for nonemployees issued for services	165	348
Total stock-based compensation expense	$494	$972

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2010	2,612,500	$1.47
Granted	1,034,370	$1.94
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2011	3,646,870	$1.60
Granted	1,097,758	$2.33
Exercised	(70,000)	$0.50
Forfeited	—	—
Outstanding at December 31, 2012	4,674,628	$1.79	4.4	$2,138

Exercisable at December 31, 2012	4,477,378	$1.75	4.3	$2,138

As of December 31, 2012, there was $0.1 million of total unrecognized compensation cost related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of 0.5 years. As of December 31, 2012, there was $0.1 million of total unrecognized compensation expense related to performance-based, non-vested employee stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

During 2012 and 2011, the Company issued options to purchase 1,094,658 and 636,370 shares of common stock, respectively, to employees, and non-employee directors under the Plans. The per share weighted-average fair value of the options granted to employees and non-employee directors during 2012 and 2011 was estimated at $0.99 and $0.86, respectively, on the date of grant.

During 2012 and 2011, the Company issued options to purchase 3,100 and 398,000 shares of common stock, respectively, to consultants under the Plan. The per-share weighted-average fair value of the options granted to consultants during 2012 and 2011 was estimated at $1.27 and $1.31, respectively, on the date of grant.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Volatility	71.9%	86.0%
Expected term (years)	2.8	3.3
Risk-free interest rate	0.3%	0.6%
Dividend yield	None	None

During the year ended December 31, 2012, 70,000 options were exercised into an equivalent number of common shares. We received proceeds of $35,000 from the exercise of the options.